Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
C000217028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Princeton Adaptive Premium Fund
Average Annual Return, Percent	(2.59%)	1.80%
C000217027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Princeton Adaptive Premium Fund
Without Sales Load [Member] | C000217028
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	4.15%
Without Sales Load [Member] | C000217027
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%	5.20%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	18.89%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	18.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	4.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	4.17%